Income Tax and Tax Payables (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax and Tax Payables (Details) [Line Items]
Income tax, description	The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018 and 2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.
Effective income tax rate	6.00%
Operating loss carryforwards	$ 692,969	$ 562,798
PRC [Member]
Income Tax and Tax Payables (Details) [Line Items]
Effective income tax rate	25.00%